Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term Debt	$ 59,570	$ 66,416
Unamortized Underwriting Fees	(106)	(113)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.69%	3.48%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	10,083	10,338
Other Subsidiaries [Member] | Sale Lease Back Transaction Name [Member]
Debt Instrument [Line Items]
Long-term Debt	123	132
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2013
Debt Instrument, Maturity Date Range, End	2038
Long-term Debt	9,364	9,604
Year End Effective Interest Rate With Swaps	6.06%	6.02%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.90%	6.83%
Fixed Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member]
Debt Instrument [Line Items]
Long-term Debt	0	700
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.25%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	2,149	2,166
Year End Effective Interest Rate With Swaps	3.32%	3.31%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.83%	5.83%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2016
Long-term Debt	14,188	12,406
Year End Effective Interest Rate With Swaps	2.80%	3.07%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.78%	5.15%
Fixed Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	3,581	7,168
Year End Effective Interest Rate With Swaps	3.11%	2.72%
Fixed Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.65%	4.40%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	437
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.35%
Floating Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member]
Debt Instrument [Line Items]
Long-term Debt	0	500
Year End Effective Interest Rate With Swaps	0.00%	5.63%
Floating Rate Senior Notes Amount [Member] | American Express Travel Related Services Company Inc [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	0.47%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec. 31, 2012
Long-term Debt	400	400
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.43%	0.41%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2014
Long-term Debt	2,444	2,480
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.24%	1.51%
Floating Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2017
Long-term Debt	1,100	2,750
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Federal Savings Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.47%	0.92%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2013
Long-term Debt	4,488	3,988
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.52%	0.51%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2018
Long-term Debt	15,065	17,516
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.95%	0.89%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec. 31, 2012
Long-term Debt	72	72
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.75%	0.74%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2012
Debt Instrument, Maturity Date Range, End	2018
Long-term Debt	1,245	1,275
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.85%	0.66%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec. 31, 2036
Long-term Debt	749	745
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2014
Debt Instrument, Maturity Date Range, End	2016
Long-term Debt	4,579	4,118
Year End Effective Interest Rate With Swaps	6.27%	5.38%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.38%	5.33%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	63
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	5.61%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date Range, Start	2014
Debt Instrument, Maturity Date Range, End	2022
Long-term Debt	123	141
Year End Effective Interest Rate With Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.74%	5.64%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	Dec. 31, 2014
Long-term Debt	$ 129
Year End Effective Interest Rate With Swaps	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.66%